Premises, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Premises, Equipment and Software
Premises, equipment and software at December 31, 2025 and 2024 consist of the following:

(in thousands)	2025	2024
Land	$90,173	$90,173
Buildings and improvements	289,530	285,399
Leasehold improvements	136,585	95,259
Furniture, equipment and software	427,000	395,549
Construction in progress	17,969	64,583
Total premises, equipment and software	961,257	930,963
Less: Accumulated depreciation and amortization	(583,317)	(547,239)
Net premises, equipment and software	$377,940	$383,724